Income taxes - Schedule of Net Changes in Deferred Income Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	R$ 77,611	R$ 182,094
Additions arising from business combinations	(605,423)	(17,133)
Assets at FVOCI	102,295	(14,020)
Losses available for offsetting against future taxable income	160,287	(39,949)
Tax credit carryforward	(12,377)	51,063
Tax deductible goodwill	(12,225)	(12,226)
Share-based compensation	8,457	6,535
Temporary differences under FIDC	(3,020)	1,563
Amortization of assets arising from business combinations	27,872	8,981
Assets at FVPL	70,705	(69,357)
Technological innovation benefit	(3,061)	(5,968)
Others	3,189	(13,972)
Deferred tax ending balance	(185,690)	77,611
Losses available for offsetting against future taxable income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	84,581
Deferred tax ending balance	244,868	84,581
Deferred tax on other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	85,995
Deferred tax ending balance	73,618	85,995
Assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	25,040
Deferred tax ending balance	127,335	25,040
Tax deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	48,901
Deferred tax ending balance	36,676	48,901
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	32,693
Deferred tax ending balance	41,150	32,693
Temporary differences under FIDC
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(66,536)
Deferred tax ending balance	(69,556)	(66,536)
Deferred income taxes arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(39,113)
Deferred tax ending balance	(616,665)	(39,113)
Assets at FVPL
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(75,288)
Deferred tax ending balance	(4,583)	(75,288)
Technological innovation benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(15,432)
Deferred tax ending balance	(18,493)	(15,432)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(3,230)
Deferred tax ending balance	R$ (40)	R$ (3,230)